Deferred Tax Assets and Liabilities - Summary of Change in Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred taxes [abstract]
Beginning balance	$ (11,891)	$ (13,442)	$ (10,780)
Recognized in profit or loss	121	1,912	(116)
Recognized in other comprehensive income	130	(134)	(204)
Acquisitions through business combinations	(23)	(74)	(5,623)
Reclassified as held for sale			1,455
Other movements and effect of changes in foreign exchange rates	215	(153)	(149)
Ending balance	$ (11,708)	$ (11,891)	$ (13,442)